Share Capital and Capital Surplus - Summary of Share Capital (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	80,115,641	80,001,132	79,999,604
Total shares of ADRs outstanding, equivalent common stock shares	8,706,978
Difference between the ending balance of common stock and the par value of issued common stock due to retirement of treasury stocks	₩ 46,469
Retirement of treasury stock	9,293,790
ADRs [member]
Disclosure of classes of share capital [line items]
Total shares of ADRs outstanding	34,827,912